Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 35 – Subsequent Events

On November 15, 2012 – a subsidiary of Seadrill Ltd entered into an agreement with Songa Eclipse Ltd to acquire the ultra-deepwater semi-submersible drilling rig, "Songa Eclipse" for cash consideration of US$590 million. The cash consideration also includes the acquisition of the drilling contract with Total Offshore Angola that is fixed and ending in December 2013 with three one year options to extend the contract. This acquisition is in line with our strategy of building a modern fleet through selective acquisitions and organic growth giving us an increased exposure to the ultra-deepwater market. A prepayment of $59 million was made before the end of 2012 and the physical delivery and final payment took place January 3, 2013 which is considered to be the acquisition date. This purchase is considered to constitute a business combination for accounting purposes. The Company is still in the process of determining the allocation of the purchase price to the identified assets and liabilities acquired, due to the acquisition being recently completed.

On January 16, 2013 – Tullow plc has exercised its contractual option to extend the contract for the ultra-deepwater semi-submersible rig West Leo by two years from May 2016 to May 2018. The West Leo is expected to carry out operations in West Africa until the end of its contract in May 2018. The potential contract revenue for the extension is estimated to approximately US$450 million based on 97 percent utilization and includes a performance bonus arrangement. This brings the total estimated contract value to US$1.13 billion. In line with the omnibus agreement terms and conditions between Seadrill and Seadrill Partners, Seadrill is obligated to offer the West Leo to Seadrill Partners at a fair market price.

On January 30, 2013 – the Company received and accepted an attractive offer from a commercial bank to finance its current exposure to Sevan Drilling ASA ("Sevan") through a forward agreement. The Company sold in connection with this its existing 96,000,000 shares and received a forward agreement with exposure to the same number of shares. The shares have been sold at NOK 3.95 per share. The forward agreement runs until 30 April 2013 and has a strike price of NOK 3.9851. Following the new agreement Seadrill are not longer directly owners of any shares in Sevan, but are exposed though forward agreements to 96,000,000 shares or 28,52 percent of the outstanding shares. The total ownership percentage has been calculated based on an issued share capital in Sevan of 336,625,000 shares and do not include the issuance of the new planned private placement.

On January 31, 2013 – the Company entered into an agreement for the construction of two high specification jack-up drilling rigs with Dalian Shipbuilding Industry Offshore Inc in China. The new units are scheduled for delivery during the first and second quarter 2015, and the estimated total project price is approximately US$230 million (including project management, capitalized interest, drilling and handling tools, spares and operation preparations) per rig, with tail-heavy payment terms.

On February 6, 2013 – our subsidiary Seadrill Janus Ltd. completed the sale of the jack-up drilling unit WestJanus for a total consideration of $73 million.

On February 7, 2013 - the Company participated in a private placement in Sevan Drilling ASA, and was allocated 81,828,500 shares at a subscription price of NOK 3.95. Subsequently, Seadrill received and accepted an offer from a commercial bank to finance these shares. In connection to this, Seadrill has transferred its entire allocation to the same commercial bank and entered into a forward agreement to buy the same number of shares. The forward agreement runs until May 6, 2013 and has a strike price of NOK 3.9815 per share. Following this transaction, Seadrill will not directly hold any shares in Sevan, but will be exposed through forward agreements to 177,828,500 shares or 29.9 percent of the outstanding shares following completion of the private placement.

On February 11, 2013 – the Company and SapuraKencana Petroleum Berhad ("SapuraKencana") entered into a conditional sale and purchase agreement in relation to the proposed transaction. SapuraKencana will acquire all the tender rigs in Seadrill's fleet except for the West Vencedor, T15, and T16. These three rigs are either owned or planned to be owned by Seadrill Partners LLC. Seadrill will in a transition period in co-operation with SapuraKencana retain the management of all tender rigs that are in operation outside Asia. The agreed acquisition price is for an enterprise value of US$2.9 billion less adjustments and includes future capital commitments for newbuildings T17, T18, and West Esperanza. The Company will furthermore continue to manage and supervise the construction of the current new building program on behalf of SapuraKencana. The enterprise value includes all the debt in the tender rig business which is estimated at US$780 million as of February 6, 2013. Seadrill has agreed to pay US$75 million to SapuraKencana at closing to compensate for cash flow from the tender rig business from February 8, 2013 to closing, netted off for lost interest income. The transaction closed on April 30, 2013.

On February 11, 2013 – the Company participated in a private placement of 82,003,000 shares in Archer Limited. The shares were acquired at price US$1.20 per share. As part of the private placement the short term unsecured loan of US$55 million granted to Archer in November was converted to shares. Furthermore, Seadrill will receive 2,811,793 shares in Archer as compensation for underwriting parts of the private placement. Following this purchase and the receipt of the underwriting commission, Seadrill will be the owner of 231,053,239 shares in the Archer Limited, corresponding to 39.9% of the total number of outstanding shares in the Archer Limited.

On March 5, 2013 – the Company exercised fixed price options for the construction of two high specification jack-up drilling rigs at Dalian Shipbuilding Industry Offshore Co., Ltd. (DSIC Offshore) in China. The estimated total project price is approximately US$230 million.

On March 5, 2013 – the Company successfully completed a NOK 1,800 million ($316 million) senior unsecured bond issue with maturity in 2018. An application will be made for the bonds to be listed on Oslo Børs. The net proceeds from the bond issue will be used for general corporate purposes, including payments under recently announced newbuilding contracts.

On March 12, 2013 – the Company participated in a private placement in Asia Offshore Drilling Limited (AOD). AOD raised a total of US$100 million in the private placement. Seadrill Limited and Mermaid Maritime Plc, the majority shareholders in the Company, subscribed pro-rata to the entire share capital issue. Seadrill Limited and Mermaid Maritime Plc, will own 66.18 percent and 33.76 percent of the Company respectively post the transaction. AOD I was delivered January 31, 2013, and AOD II was delivered April 15, 2013. As of April 22, 2013, AOD has one jack-up under con struction at the Keppel FELS shipyard in Singapore.

On March 19, 2013 – the Company signed a new $1,450 million facility with various commerical lending institutions and export credit agencies, to fund the aquisition of the West Auriga and the West Vela, which have been pledged as security. The facility bears interest at LIBOR plus a margin in the range of 2.7% to 3.0%, with maturity date in 2025. As at April 30, 2013, this facility has not yet been drawn down.

On March 25, 2013 – the Company and the other major shareholder in AOD, Mermaid Maritime Plc, signed a shareholder resolution that changed the board composition in favor of the Company. Based on this change we now control the Board and therefore also the company considering the fact that we as of March 25th owned 66.18% of the shares in AOD. March 25th is considered the acquisition date and we have concluded that we will consolidate the financial results and balance sheet of AOD from this date. The acquisition is considered to constitute a business combination achieved in stages for accounting purposes. The Company is still in the process of determining the accounting consequences due to the acquisition being recently completed.